Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash and cash equivalents [abstract]
Cash and bank balances	$ 47,738	$ 46,110
Short term deposits with banks	52,091	23,693
Total	$ 99,829	$ 69,803	$ 41,854	$ 32,448